January 2, 2015

O’SHAUGHNESSY ALL CAP CORE FUND

(the “Fund”)

Class I – OFAIX

A series of Advisors Series Trust (the “Trust”)

Supplement dated January 2, 2015 to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) dated November 28, 2014

Effective January 1, 2015, O’Shaughnessy Asset Management, LLC (the “Adviser”) has further agreed to temporarily waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund in order to limit the net annual Fund operating expenses to 0.60% of the average daily net assets of Class I through at least December 31, 2015.  In addition, the Trust has reduced the shareholder servicing plan fee accrual payable by the Fund to 0.00% through at least December 31, 2015.  In connection with these changes, effective January 1, 2015, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

•	The Fund’s Annual Fund Operating Expenses table on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.76%
Less: Fee Waiver and Expense Reimbursement(1)	-0.16%
Net Annual Fund Operating Expenses	0.60%
(1)
Effective January 1, 2015, O’Shaughnessy Asset Management, LLC (the “Adviser”) has further agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the Fund through at least December 31, 2015, to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.60% of the average daily net assets of Class I (the “temporary expense limitation”).  The temporary expense limitation may be discontinued at any time after December 31, 2015.  The Adviser may not recoup amounts subject to the temporary expense limitation in future periods.  Prior to January 1, 2015, the contractual expense cap for Class I shares of the Fund under the Fund’s written operating expenses limitation agreement was 0.99%.

•	The Fund’s Example on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$227	$407	$927

•	The Fund Expenses section on pages 48-49 of the Prospectus is deleted and replaced with the following:

Fund Expenses
The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed, however, to waive its management fees and pay expenses of each Fund to ensure that its Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed its average net assets on an annual basis as follows:

Class I
O’Shaughnessy Enhanced Dividend Fund	0.99%
O’Shaughnessy Small/Mid Cap Growth Fund	1.19%
O’Shaughnessy Emerging Markets Fund	1.19%
O’Shaughnessy Global Equity Fund	1.19%
O’Shaughnessy International Equity Fund	1.19%

The O’Shaughnessy All Cap Core Fund offers Class A and Class C shares in a separate Prospectus.

The term of the Funds’ written operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any contractual waiver in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup fee waivers and expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.

In addition, effective January 1, 2015, the Adviser has further agreed to temporarily waive all or a portion of its management fee and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.60% of average daily net assets for the O’Shaughnessy All Cap Core Fund’s Class I shares through at least December 31, 2015.  The Adviser’s temporary expense limitation for the O’Shaughnessy All Cap Core Fund may be discontinued at any time after December 31, 2015.  Any waiver of fees and payment of expenses made by the Adviser under the temporary expense limitation may not be recouped by the Adviser in subsequent fiscal years.  Prior to January 1, 2015, the Adviser agreed under the Fund’s written operating expenses limitation agreement to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.99% of average daily net assets for the O’Shaughnessy All Cap Core Fund’s Class I shares through at least November 27, 2015.

2

For the Funds that both waived fees and recouped expenses during the fiscal year ended July 31, 2014, cumulative expenses subject to recapture under the Funds’ written operating expenses limitation agreement and the year of expiration are as follows:

Fund	2015	2016	2017	Total
All Cap Core Fund	—	—	—	—
Enhanced Dividend Fund	$240,553	$58,134	—	$298,687

•	The last paragraph of the Investment Adviser section on page 39 of the Fund’s SAI is hereby deleted and replaced with the following:

O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Emerging Markets Fund, O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund

Though each of the O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Emerging Markets Fund, O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund is responsible for its own operating expenses, the Adviser has agreed under the Funds’ written operating expenses limitation agreement to waive a portion or all of the management fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses tables of the Prospectuses.  Any such contractual waivers made by the Adviser in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for contractual management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

O’Shaughnessy All Cap Core Fund

Though the O’Shaughnessy All Cap Core Fund is responsible for its own operating expenses, prior to January 1, 2015, the Adviser agreed under the Fund’s written operating expenses limitation agreement to waive a portion or all of its management fees (excluding AFFE, interest, taxes and other expenses) and pay Fund expenses through at least November 27, 2015, to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses tables of the Prospectuses.  Any such contractual waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the Fund’s average daily net assets.

3

Effective January 1, 2015, the Adviser has further agreed to temporarily waive a portion or all of its management fees (excluding AFFE, interest, taxes and other expenses) and pay O’Shaughnessy All Cap Core Fund expenses through at least December 31, 2015, to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses tables of the Prospectuses.  The Adviser may not recoup fee waivers and expense payments made under the temporary expense limitation in future periods.  Fee waiver and expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the Fund’s average daily net assets.

*   *   *   *   *

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

4

January 2, 2015

O’SHAUGHNESSY ALL CAP CORE FUND

(the “Fund”)

Class A – OFAAX
Class C – OFACX

A series of Advisors Series Trust (the “Trust”)

Supplement dated January 2, 2015 to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) dated November 28, 2014

Effective January 1, 2015, O’Shaughnessy Asset Management, LLC (the “Adviser”) has further agreed to temporarily waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund in order to limit the net annual Fund operating expenses to 0.85% and 1.60% of the average daily net assets of Class A and Class C, respectively, through at least December 31, 2015.  In addition, the Trust has reduced the shareholder servicing plan fee accrual payable by the Fund to 0.00% through at least December 31, 2015.  In connection with these changes, effective January 1, 2015, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

•	The Fund’s Fees and Expenses of the Fund table on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	1.01%	1.76%
Less: Fee Waiver and Expense Reimbursement(1)	-0.16%	-0.16%
Net Annual Fund Operating Expenses	0.85%	1.60%
(1)
Effective January 1, 2015, O’Shaughnessy Asset Management, LLC (the “Adviser”) has further  agreed to temporarily to pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the Fund through at least December 31, 2015, to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.85% of the average daily net assets of Class A and 1.60% of the average daily net assets of Class C (the “temporary expense limitations”).  The temporary expense limitations may be discontinued at any time after December 31, 2015.  The Adviser may not recoup amounts subject to the temporary expense limitations in future periods.  Prior to January 1, 2015, the contractual expense caps for Class A shares and Class C shares of the Fund under the Fund’s written operating expenses limitation agreement were 1.24% and 1.99%, respectively.

•	The Fund’s Example on page 2 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A shares	1 Year	3 Years	5 Years	10 Years
If you redeem your shares at the end of the period:	$607	$815	$1,039	$1,683
If you do not redeem your shares at the end of the period:	$607	$815	$1,039	$1,683

Class C shares	1 Year	3 Years	5 Years	10 Years
If you redeem your shares at the end of the period:	$263	$539	$939	$2,060
If you do not redeem your shares at the end of the period:	$163	$539	$939	$2,060

•	The Fund Expenses section on page 15 of the Prospectus is deleted and replaced with the following:

Fund Expenses
The Fund is responsible for its own operating expenses.  Effective January 1, 2015, however, the Adviser has further agreed to temporarily waive all or a portion of its management fee and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.85% and 1.60% of average daily net assets for the Fund’s Class A shares and Class C shares, respectively, through at least December 31, 2015.  The Adviser’s temporary expense limitations for the Fund may be discontinued at any time after December 31, 2015.  Any waiver of fees and payment of expenses made by the Adviser under the temporary expense limitations may not be recouped by the Adviser in subsequent fiscal years.

Class I shares of the Fund are offered in a separate Prospectus.

Prior to January 1, 2015, the Adviser contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.85% and 1.60% of average daily net assets for the Fund’s Class A shares and Class C shares, respectively, through at least November 27, 2015.  The term of the Fund’s written operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any contractual waiver in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup fee waivers and expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.  As of July 31, 2014, the Adviser had finished recouping all previously waived fees and Fund expenses paid by the Adviser.

•	The last paragraph of the Investment Adviser section on page 39 of the Fund’s SAI is hereby deleted and replaced with the following:

O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Emerging Markets Fund, O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund

Though each of the O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Emerging Markets Fund, O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund is responsible for its own operating expenses, the Adviser has agreed under the Funds’ written operating expenses limitation agreement to waive a portion or all of the management fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses tables of the Prospectuses.  Any such contractual waivers made by the Adviser in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for contractual management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

O’Shaughnessy All Cap Core Fund

Though the O’Shaughnessy All Cap Core Fund is responsible for its own operating expenses, prior to January 1, 2015, the Adviser agreed under the Funds’ written operating expenses limitation agreement to waive a portion or all of its management fees (excluding AFFE, interest, taxes and other expenses) and pay Fund expenses through at least November 27, 2015, to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses tables of the Prospectuses.  Any such contractual waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the Fund’s average daily net assets.

Effective January 1, 2015, the Adviser has further agreed to temporarily waive a portion or all of its management fees (excluding AFFE, interest, taxes and other expenses) and pay O’Shaughnessy All Cap Core Fund expenses through at least December 31, 2015, to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses tables of the Prospectuses.  The Adviser may not recoup fee waivers and expense payments made under the temporary expense limitations in future periods.  Fee waiver and expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the Fund’s average daily net assets.

*   *   *   *   *

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.